Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies
Summary of future unconditional purchase obligations	The future unconditional purchase obligations as of December 31, 2019 are as follows:

Year ended December 31,
2020	37,332
2021	10,186
2022	558
2023	—
Total	$48,076